INCOME TAXES - Schedule of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Income Taxes [Line Items]
Income (loss) before income tax	$ 44,031	$ (20,201)	$ (76,676)
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Income (loss) before income tax	181,579	137,918	83,201
Income Tax in Hong Kong and Other Jurisdictions [Member]
Schedule Of Income Taxes [Line Items]
Income (loss) before income tax	$ (137,548)	$ (158,119)	$ (159,877)